Employee share scheme reserve (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Employee share scheme reserve
Employee share scheme reserve	$ 631,629		$ 564,127
Total expense arising from share-based payment transactions.	$ 67,502	$ 40,614